Taxes on Income (Tax rates of subsidiaries outside Israel) (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income taxes [Line Items]
Tax rate		23.00%	23.00%	23.00%
Brazil [Member]
Deferred income taxes [Line Items]
Tax rate		34.00%
Germany [Member]
Deferred income taxes [Line Items]
Tax rate		29.00%
United States [Member]
Deferred income taxes [Line Items]
Tax rate	[1]	26.00%
Netherlands [Member]
Deferred income taxes [Line Items]
Tax rate		25.80%
Spain [Member]
Deferred income taxes [Line Items]
Tax rate		25.00%
China [Member]
Deferred income taxes [Line Items]
Tax rate		25.00%
United Kingdom [Member]
Deferred income taxes [Line Items]
Tax rate	[2]	25.00%

[1]	The tax rate is an estimated average and includes federal and states tax. Different rate may apply in each specific year, as a result of different allocation of income between the different states.
[2]	The tax rate in the UK was increased from 19% to 25% since April 1, 2023.